Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial instruments [text block] [Abstract]
Schedule of financial assets represents the maximum credit exposure
	December 31, 2021	December 31, 2020
Cash and cash equivalents	23,749	496
Other current assets (Restricted deposits)	120	145
Total	23,869	641

Schedule of foreign currency denominated monetary liability
	December 31, 2021	December 31, 2020
Assets

Cash and cash equivalents	19,391	85

Liabilities
Financial liabilities	3,215	1,492
Total	3,215	1,492
Net	16,176	(1,407)

Schedule of sensitivity analysis
	Year ended December 31, 2021	Year ended December 31, 2020

USD	1,617	(141)
AUD	205	-
Pound	53	-

Schedule of cash flows of financial liabilities
	Up to 1 year	Between 1 and 3 years	More than 3 years

Other payables	611	-	-
Lease liabilities	305	537	678
Trade payables	93	-	-
Loan from the IIA	-	7	868
Total	1,009	544	1,546

	Up to 1 year	Between 1 and 3 years	More than 3 years

Convertible note	1,273	-	-
Warrants	219	-	-
Lease liabilities	147	92	-
Related party	98	-	-
Trade payables	3	-	-
Loan from the IIA	-	110	568
Total	1,740	202	568